Significant accounting policies - Estimated useful life of intangible assets (Details)	12 Months Ended
Dec. 31, 2021
Production backlog
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	30 months
Patents and development costs | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	1 year
Patents and development costs | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	21 years